Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OPERATING ACTIVITIES:
Net income	$ 45,817	$ 100,432	$ 57,912
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and impairments	18,869	11,849	7,596
Share-based compensation	16,183	6,396	6,773
Deferred income taxes	2,166	(56,217)	(2,902)
Change in the fair value of contingent consideration liabilities	(130)	425	1,555
Amortization of financing costs and loan discount	5,928	2,108
Loss from investment in equity affiliate	511	242	46
Loss (gain) on sale of property and equipment	(41)	289	16
Net change in assets and liabilities, excluding effects of acquisitions:
Trade accounts receivable, net	(6,178)	1,219	(5,893)
Inventories	197	(293)	(29)
Accounts payable and accrued liabilities	9,426	3,445	9,083
Accrued compensation and benefits	1,712	2,677	4,271
Deferred revenue	27,675	15,006	7,543
Income taxes payable	(974)	1,372	1,524
Other assets	(951)	(4,470)	(505)
Other liabilities	(904)	(1,569)	921
Net cash provided by operating activities	119,306	82,911	87,911
INVESTING ACTIVITIES:
Purchase of property and equipment and intangible assets	(17,914)	(11,373)	(11,686)
Proceeds from sale of property and equipment	83	46	131
Cash payments for acquisitions, net of cash acquired	(11,897)	(48,467)	(2,985)
Purchase of investment in equity affiliate			(800)
Purchase of investment in debt securities		(9,750)
Decrease (increase) in restricted cash	(514)
Net cash used in investing activities	(30,242)	(69,544)	(15,340)
FINANCING ACTIVITIES:
Payment of contingent consideration	(11,786)	(4,222)	(6,252)
Payment of deferred purchase consideration	(3,500)
Proceeds from long-term debt, net of discount		230,285
Debt issuance costs		(7,004)
Proceeds from issuance of ordinary shares	64,000
Share issuance costs	(8,302)	(4,703)
Proceeds from exercise of share options	379
Excess tax benefit	480
Repayment of principal on long-term borrowings	(134,137)	(1,125)
Decrease (increase) in restricted cash		1,333	(135)
Dividends paid	(2,555)	(229,893)	(47,210)
Repurchase of own shares	(3,869)
Repurchases of share options from employees	(1,035)		(770)
Net cash used in financing activities	(100,325)	(15,329)	(54,367)
Effect of exchange rate fluctuations on cash and cash equivalents	2,411	(444)	(2,769)
Change in cash and cash equivalents	(8,850)	(2,406)	15,435
Beginning cash and cash equivalents	60,740	63,146	47,711
Ending cash and cash equivalents	51,890	60,740	63,146
Supplemental cash flow disclosures:
Income taxes paid	(8,755)	(6,746)	(11,225)
Interest paid	(15,650)	(13,479)	23
Supplemental non-cash disclosures:
Issuance of ordinary shares on conversion of Class D preferred shares	$ 191,954